Prepayments and other current assets - Schedule of prepayment and other current assets (Parenthetical) (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Allowance for credit losses	¥ 6,000
Other current assets
Allowance for credit losses	3,000
Other non-current assets
Allowance for credit losses	2,000
Equity method investees
Allowance for credit losses	¥ 1,000